PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29.3	$ 27.9	$ 58.8	$ 55.5